Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Benefit Obligations and Plan Assets
At December 31,	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(millions of dollars)
Change in Benefit Obligation
Projected benefit obligation at beginning of year	$2,124	$1,970	$750	$704
Service cost	35	35	7	5
Interest cost	107	107	35	37
Amendments	—	18	—	7
Actuarial loss	341	176	24	36
Benefits paid (a)	(113)	(182)	(41)	(40)
Termination benefits	—	—	—	1

Projected benefit obligation at end of year	$2,494	$2,124	$775	$750

Change in Plan Assets
Fair value of plan assets at beginning of year	$1,694	$1,632	$281	$275
Actual return on plan assets	252	127	38	—
Company contributions	206	117	43	46
Benefits paid (a)	(113)	(182)	(41)	(40)

Fair value of plan assets at end of year	$2,039	$1,694	$321	$281

Funded Status at end of year (plan assets less plan obligations)	$(455)	$(430)	$(454)	$(469)

(a)	Other Postretirement Benefits paid is net of Medicare Part D subsidy receipts of $4 million and $2 million in 2012 and in 2011, respectively.

Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in PHI’s consolidated balance sheets as of December 31, 2012 and 2011:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(millions of dollars)
Regulatory asset	$934	$794	$237	$243
Current liabilities	(6)	(6)	—	—
Pension benefit obligation	(449)	(424)	—	—
Other postretirement benefit obligations	—	—	(454)	(469)
Deferred income taxes, net	22	15	—	—
Accumulated other comprehensive loss, net of tax	32	24	—	—

Net amount recognized	$533	$403	$(217)	$(226)

Schedule of Amounts Included in AOCL and Regulatory Assets

Amounts included in AOCL (pre-tax) and Regulatory assets at December 31, 2012 and 2011 consist of:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(millions of dollars)
Unrecognized net actuarial loss	$979	$822	$238	$247
Unamortized prior service cost (credit)	9	11	(1)	(5)
Unamortized transition liability	—	—	—	1

Total	$988	$833	$237	$243

Accumulated other comprehensive loss ($32 million and $24 million, net of tax, at December 31, 2012 and 2011, respectively)	$54	$39	$—	$—
Regulatory assets	934	794	237	243

Total	$988	$833	$237	$243

Components of Net Periodic Benefit Cost

The table below provides the components of net periodic benefit costs recognized for the years ended December 31, 2012, 2011 and 2010:

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(millions of dollars)
Service cost	$35	$35	$35	$7	$5	$5
Interest cost	107	107	110	35	37	39
Expected return on plan assets	(132)	(128)	(117)	(18)	(19)	(16)
Amortization of prior service cost	1	—	—	(4)	(5)	(5)
Amortization of net actuarial loss	64	47	42	14	14	13
Recognition of benefit contract	—	—	—	—	—	—
Plan amendments	—	—	1	—	—	—
Termination benefits	—	—	3	1	1	6

Net periodic benefit cost	$75	$61	$74	$35	$33	$42

Split of Combined Pension and Other Postretirement Net Periodic Benefit Costs

The table below provides the split of the combined pension and other postretirement net periodic benefit costs among subsidiaries for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
	(millions of dollars)
Pepco	$39	$43	$40
DPL	23	23	28
ACE	24	21	23
Other subsidiaries	24	7	25

Total	$110	$94	$116

Weighted Average Assumptions Used to Determine Benefit Obligations

The following weighted average assumptions were used to determine the benefit obligations at December 31:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Discount rate	4.15%	5.00%	4.10%	4.90%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
Health care cost trend rate assumed for current year	—	—	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	5.00%	5.00%
Year that the cost trend rate reaches the ultimate trend rate	—	—	2018	2017

Summary of Effect of One Percent Change in Assumed Health Care Cost

A one-percentage-point change in assumed health care cost trend rates would have the following effects, in millions of dollars:

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Increase (decrease) in total service and interest cost	$2	$(1)
Increase (decrease) in postretirement benefit obligation	$33	$(27)

Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs

The following weighted average assumptions were used to determine the net periodic benefit cost for the years ended December 31:

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010

Discount rate	5.00%	5.65%	6.40%	4.90%	5.60%	6.30%
Expected long-term return on plan assets	7.25%	7.75%	8.00%	7.25%	7.75%	8.00%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

Schedule of Fair Value of Plan Assets

The following tables present the fair values of PHI’s pension and other postretirement benefit plan assets by asset category within the fair value hierarchy levels, as of December 31, 2012 and 2011:

	Fair Value Measurements at December 31, 2012
	(millions of dollars)
Asset Category	Total	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension Plan Assets:
Equity
Domestic (a)	$367	$169	$170	$28
International (b)	254	250	1	3
Fixed Income (c)	1,256	—	1,243	13
Other
Private Equity	56	—	—	56
Real Estate	74	—	—	74
Cash Equivalents (d)	32	32	—	—

Pension Plan Assets Subtotal	2,039	451	1,414	174

Other Postretirement Plan Assets:
Equity (e)	199	171	28	—
Fixed Income (f)	115	115	—	—
Cash Equivalents	7	7	—	—

Postretirement Plan Assets Subtotal	321	293	28	—

Total Pension and Other Postretirement Plan Assets	$2,360	$744	$1,442	$174

(a)	Predominantly includes domestic common stock and commingled funds.
(b)	Predominantly includes foreign common and preferred stock and warrants.
(c)	Predominantly includes corporate bonds, government bonds, municipal/provincial bonds, collateralized mortgage obligations and commingled funds.
(d)	Predominantly includes cash investment in short-term investment funds.
(e)	Includes domestic and international commingled funds.
(f)	Includes fixed income commingled funds.

	Fair Value Measurements at December 31, 2011
	(millions of dollars)
Asset Category	Total	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension Plan Assets:
Equity
Domestic (a)	$411	$165	$221	$25
International (b)	196	192	2	2
Fixed Income (c)	939	—	930	9
Other
Private Equity	64	—	—	64
Real Estate	65	—	—	65
Cash Equivalents (d)	19	19	—	—

Pension Plan Assets Subtotal	1,694	376	1,153	165

Other Postretirement Plan Assets:
Equity (e)	174	150	24	—
Fixed Income (f)	101	101	—	—
Cash Equivalents	6	6	—	—

Postretirement Plan Assets Subtotal	281	257	24	—

Total Pension and Other Postretirement Plan Assets	$1,975	$633	$1,177	$165

(a)	Predominantly includes domestic common stock and commingled funds.
(b)	Predominantly includes foreign common and preferred stock and warrants.
(c)	Predominantly includes corporate bonds, government bonds, municipal bonds, and commingled funds.
(d)	Predominantly includes cash investment in short-term investment funds.
(e)	Includes domestic and international commingled funds.
(f)	Includes fixed income commingled funds.

Reconciliation of Fair Value Measurements Using Significant Unobservable Inputs

Reconciliations of the beginning and ending balances of PHI’s fair value measurements using significant unobservable inputs (level 3) for investments in the pension plan for the years ended December 31, 2012 and 2011 are shown below:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	(millions of dollars)
	Equity	Fixed Income	Private Equity	Real Estate	Total Level 3
Beginning balance as of January 1, 2012	$27	$9	$64	$65	$165
Transfer in (out) of Level 3	—	2	—	—	2
Purchases	4	2	4	5	15
Sales	(4)	(1)	—	—	(5)
Settlements	(1)	1	(8)	(5)	(13)
Unrealized gain/(loss)	4	—	(11)	8	1
Realized gain	1	—	7	1	9

Ending balance as of December 31, 2012	$31	$13	$56	$74	$174

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	(millions of dollars)
	Equity	Fixed Income	Private Equity	Real Estate	Total Level 3
Beginning balance as of January 1, 2011	$30	$3	$62	$55	$150
Transfer in (out) of Level 3	—	—	—	—	—
Purchases	2	—	11	9	22
Sales	(5)	(1)	—	—	(6)
Settlements	—	7	(11)	(6)	(10)
Unrealized (loss)/gain	(1)	—	(4)	9	4
Realized gain/(loss)	1	—	6	(2)	5

Ending balance as of December 31, 2011	$27	$9	$64	$65	$165

Schedule of Estimated Benefit Payments

Estimated future benefit payments to participants in PHI’s pension and other postretirement benefit plans, which reflect expected future service as appropriate, are as follows:

Years	Pension Benefits	Other Postretirement Benefits	Expected Medicare Part D Subsidies
	(millions of dollars)
2013	$122	$46	$—
2014	127	47	—
2015	133	49	—
2016	137	49	—
2017	140	49	—
2018 through 2022	$764	$245	$—

Pension Benefits [Member]
Summary of Plan Asset Allocations

The PHI Retirement Plan asset allocations at December 31, 2012 and 2011, by asset category, were as follows:

	Plan Assets at December 31,		Target Plan Asset Allocation
Asset Category	2012	2011	2012	2011

Equity	30%	36%	32%	38%
Fixed Income	62%	56%	62%	54%
Other (real estate, private equity)	8%	8%	6%	8%

Total	100%	100%	100%	100%

Other Postretirement Benefits [Member]
Summary of Plan Asset Allocations

PHI’s other postretirement benefit plan asset allocations at December 31, 2012 and 2011, by asset category, were as follows:

	Plan Assets at December 31,		Target Plan Asset Allocation
Asset Category	2012	2011	2012	2011
Equity	62%	62%	60%	60%
Fixed Income	36%	36%	35%	35%
Cash	2%	2%	5%	5%

Total	100%	100%	100%	100%